Stock Options - Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Beginning balance (in shares)	1,430,000
Ending balance (in shares)	1,055,000	1,430,000
Non-Qualified Stock Options
Number of Options
Beginning balance (in shares)	1,430,000	460,000
Granted at Fair Value (in shares)	0	1,000,000
Exercised (in shares)	0	0
Canceled/Forfeited (in shares)	(375,000)	(30,000)
Ending balance (in shares)	1,055,000	1,430,000
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.31	$ 0.43
Granted at Fair Value (in dollars per share)	0.00	0.27
Exercised (in dollars per share)	0.00	0.00
Canceled/Forfeited (in dollars per share)	0.27	0.50
Ending balance (in dollars per share)		$ 0.31
Aggregate Intrinsic Value
Beginning balance	$ 0	$ 0
Granted at Fair Value	0	0
Exercised	0	0
Canceled/Forfeited	0	0
Ending balance	$ 0	$ 0
Number of Options Exercisable
Beginning balance (in shares)	627,500	174,167
Granted at Fair Value (in shares)	0	483,333
Exercised (in shares)	0	0
Canceled/Forfeited (in shares)	(375,000)	(30,000)
Ending balance (in shares)	252,500	627,500
Weighted Average Fair Value At Date of Grant
Beginning balance (in dollars per share)	$ 0.34	$ 0.59
Granted at Fair Value (in dollars per share)	0.00	0.27
Exercised (in dollars per share)	0.00	0.00
Canceled/Forfeited (in dollars per share)	0.27	0.50
Ending balance (in dollars per share)		$ 0.34